Asbestos (Tables)	12 Months Ended
Mar. 31, 2012
Asbestos [Abstract]
Asbestos Adjustments

	Years Ended 31 March
(Millions of US dollars)	2012	2011	2010
Change in estimates:
Change in actuarial estimate - asbestos liability	$(67.8)	$9.8	$(3.8)
Change in actuarial estimate - insurance receivable	49.8	(0.5)	1.9
Change in estimate - AICF claims-handling costs	8.4	12.2	(1.4)

Subtotal - Change in estimates	(9.6)	21.5	(3.3)
Loss on foreign currency exchange	(6.2)	(107.3)	(220.9)

Total Asbestos Adjustments	$(15.8)	$(85.8)	$(224.2)

Asbestos Related Assets and Liabilities

	31 March
(Millions of US dollars)	2012	2011
Asbestos liability – current	$(125.3)	$(111.1)
Asbestos liability – non-current	(1,537.3)	(1,587.0)

Asbestos liability – Total	(1,662.6)	(1,698.1)

Insurance receivable – current	19.9	13.7
Insurance receivable – non-current	208.6	188.6

Insurance receivable – Total	228.5	202.3

Workers’ compensation asset – current	0.5	0.3
Workers’ compensation asset – non-current	83.4	90.4
Workers’ compensation liability – current	(0.5)	(0.3)
Workers’ compensation liability – non-current	(83.4)	(90.4)

Workers’ compensation – Total	-	-

Loan facility	(30.9)	-
Other net liabilities	(2.3)	(1.3)
Restricted cash and cash equivalents and restricted short-term investment assets of the AICF	65.0	61.9

Net AFFA liability	$(1,402.3)	$(1,435.2)

Deferred income taxes – current	23.0	10.5
Deferred income taxes – non-current	421.5	451.4

Deferred income taxes – Total	444.5	461.9

Income tax payable	18.5	18.6

Net Unfunded AFFA liability, net of tax	$(939.3)	$(954.7)

Summary of changes in asbestos liability

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions

Asbestos liability – 31 March 2011	A$(1,643.1)	0.9676	$ (1,698.1)
Asbestos claims paid[1]	99.1	0.9573	103.5
AICF claims-handling costs incurred [1]	2.7	0.9573	2.8
Change in actuarial estimate [2]	(65.2)	0.9614	(67.8)
Change in estimate of AICF claims-handling costs [2]	8.1	0.9614	8.4
Loss on foreign currency exchange			(11.4)

Asbestos liability – 31 March 2012	A$(1,598.4)	0.9614	$ (1,662.6)

Summary of changes in the insurance receivable

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions
Insurance receivable – 31 March 2011	A$195.7	0.9676	$ 202.3
Insurance recoveries[1]	(23.9)	0.9573	(25.0)
Change in actuarial estimate [2]	47.9	0.9614	49.8
Gain on foreign currency exchange			1.4

Insurance receivable – 31 March 2012	A$219.7	0.9614	$ 228.5

Changes in deferred income taxes

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions
Deferred tax assets – 31 March 2011	A$ 446.9	0.9676	$ 461.9
Amounts offset against income tax payable [1]	(22.1)	0.9573	(23.1)
AICF earnings¹	2.5	0.9573	2.6
Gain on foreign currency exchange			3.1

Deferred tax assets – 31 March 2012	A$ 427.3	0.9614	$ 444.5

[1] The average exchange rate for the period is used to convert the Australian dollar amount to US dollars based on the assumption that these transactions occurred evenly throughout the period.

[2] The spot exchange rate at 31 March 2012 is used to convert the Australian dollar amount to US dollars as the adjustment to the estimate was made on that date.

Changes in the restricted cash and short-term investments

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions

Restricted cash and cash equivalents and restricted short-term investments – 31 March 2011	A$ 59.9	0.9676	$ 61.9
Asbestos claims paid[1]	(99.1)	0.9573	(103.5)
Payments received in accordance with AFFA [2]	48.9	0.9487	51.5
AICF operating costs paid – claims-handling [1]	(2.7)	0.9573	(2.8)
AICF operating costs paid – non claims-handling [1]	(2.7)	0.9573	(2.8)
Insurance recoveries[1]	23.9	0.9573	25.0
Interest and investment income [1]	3.2	0.9573	3.3
Unrealised gain on investments [1]	0.1	0.9573	0.1
Proceeds from loan facility²	29.7	0.9281	32.0
Other[1]	1.3	0.9573	1.4
Loss on foreign currency exchange			(1.1)

Restricted cash and cash equivalents and restricted short-term investments – 31 March 2012	A$ 62.5	0.9614	$ 65.0

[1] The average exchange rate for the period is used to convert the Australian dollar amount to US dollars based on the assumption that these transactions occurred evenly throughout the period.

[2] The spot exchange rate on the date the transaction occurred is used to convert the Australian dollar amount to US dollars.

Numbers of open claims, new claims and closed claims and the average settlement per settled claim and case closed

	For the Years Ended 31 March
	2012		2011		2010		2009		2008

Number of open claims at beginning of period		564		529		534		523		490
Number of new claims		456		494		535		607		552
Number of closed claims		428		459		540		596		519
Number of open claims at end of period		592		564		529		534		523
Average settlement amount per settled claim	A$	218,610	A$	204,366	A$	190,627	A$	190,638	A$	147,349
Average settlement amount per case closed	A$	198,179	A$	173,199	A$	171,917	A$	168,248	A$	126,340

Average settlement amount per settled claim	US$	228,361	US$	193,090	US$	162,250	US$	151,300	US$	128,096
Average settlement amount per case closed	US$	207,019	US$	163,642	US$	146,325	US$	133,530	US$	109,832